Business combinations in 2021 - Summary of Assets Acquired and Liabilities Recognized at the Date of Acquisition (Detail) - CHF (SFr) SFr in Thousands	Jul. 27, 2021	Jun. 28, 2021
APR [member]
Non-current assets
Right-of-use assets		SFr 2,599
Property and equipment / Tangible assets		34
Intangible assets		90,236
Deferred tax assets		1,239
Other non-current assets		55
Current assets
Inventories		192
Trade receivables		1,107
Other current assets and other receivables		851
Cash and cash equivalents		5,710
Non-current liabilities
Non-current lease liabilities		(2,248)
Defined benefit obligation		(1,707)
Deferred tax liabilities		(14,402)
Current liabilities
Current lease liabilities		(371)
Current borrowings		(5,170)
Trade payables		(952)
Other current liabilities		(1,262)
Net assets acquired		75,911
Goodwill arising from the acquisition
Consideration transferred		84,569
Fair value of identifiable net assets		(75,911)
Goodwill		SFr 8,658
AdVita [member]
Non-current assets
Right-of-use assets	SFr 98
Property and equipment / Tangible assets	14
Intangible assets	50,716
Current assets
Inventories	88
Trade receivables	64
Other current assets	717
Cash and cash equivalents	1,302
Non-current liabilities
Non-current lease liabilities	(76)
Other non-current borrowings	(2,900)
Deferred tax liabilities	(7,086)
Current liabilities
Current lease liabilities	(22)
Other current borrowings
Trade payables	(63)
Provisions	(649)
Other current liabilities	(248)
Net assets acquired	41,955
Goodwill arising from the acquisition
Consideration transferred	SFr 41,955